Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses And Other Current Liabilities (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued bonus		$ 1,889,145	$ 3,310,964
Accrued professional service fees		450,015	498,066
Withholding individual income tax-option exercise		36,696	36,696
Value added taxes and other taxes payable		(20,502)	66,288
Accrued raw data cost		470,664	97,896
Accrued bandwidth cost		180,151	115,486
Accrued welfare benefits		69,306	419,230
Deposit payable	[1]		3,032,812
Amount due to Yinglibao			170,058
Accrued sales service fees		272,849	121,086
Accrued expenses and other current liabilities		8,379,911	2,085,113
Accrued Liabilities And Other Liabilities Current total		$ 11,728,235	$ 9,953,695

[1]	Deposit payable is the deposit in bank accounts for providing guarantee to perform the contract obligation related to “Yinglibao”, an internet-based financial platform that integrates cash management solutions and mutual fund distribution.